Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 35,409,000	$ 60,326,000
Past due 1-30 days	10,380,000	6,649,000
Past due 31-60 days	5,000	728,000
More than 61 days	44,000	768,000
Total	45,838,000	68,471,000
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days